Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term borrowings
Short-term borrowings	¥ 1,825	$ 250
Annual interest rate	7.00%	7.00%